Total
Retirement Advantage Maturity
Fund summary
Goal
Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 80 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Retirement Advantage Maturity	Class A		Class C		Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Advantage Maturity		Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Management fees		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	0.25%
Other expenses	[1]	0.79%	0.79%	0.94%	0.94%	0.94%	0.79%	0.69%	0.79%
Acquired fund fees and expenses	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses		1.60%	2.35%	2.00%	1.75%	1.50%	1.35%	1.25%	1.35%
Expense reimbursement	[2]	(0.80%)	(0.80%)	(0.80%)	(0.80%)	(0.80%)	(0.80%)	(0.80%)	(0.80%)
Total annual fund operating expenses after expense reimbursement		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Retirement Advantage Maturity - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	478	645
Class C	258	490
Class R	122	381
Class R3	97	303
Class R4	72	224
Class R5	56	176
Class R6	46	144
Class Y	56	176

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Retirement Advantage Maturity | Class C | USD ($)	158	490

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Investments, risks, and performance
Investments
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes. The fund invests all assets in Putnam Income Strategies Portfolio (“Income Strategies Portfolio”), another Putnam mutual fund, which invests mainly in fixed-income investments and, to a lesser extent, in equity securities.

The following table presents your fund’s approximate allocations to each asset class (through its investments in Income Strategies Portfolio) as of June 30, 2020, which are not expected to change over time.

Asset class
Equity*	25.0%
Fixed Income*	75.0%
*	Equity and fixed income allocations are hypothetical estimates based on Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. The managers of Putnam Income Strategies Portfolio may adjust the fund’s allocations among asset classes from time to time consistent with its investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations, and the underlying fund(s) in which it invests, at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable to achieve the fund’s investment goal. We assume investors will make gradual withdrawals from the fund. The managers of Income Strategies Portfolio will rebalance that fund’s investments towards its target allocations on a quarterly basis. More information about Income Strategies Portfolio is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.
Risks
It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes (through the fund’s investment in Income Strategies Portfolio) may hurt performance.

The fund invests in, and indirectly bears expenses related to, Income Strategies Portfolio. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of Income Strategies Portfolio, Income Strategies Portfolio may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its investment in Income Strategies Portfolio at an unfavorable time.

The fund also bears the following risks associated with Income Strategies Portfolio:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for Income Strategies Portfolio will produce the intended outcome or that the investments we select for Income Strategies Portfolio will perform as well as other securities that were not selected for Income Strategies Portfolio. We, or Income Strategies Portfolio’s other service providers, may experience disruptions or operating errors that could negatively impact Income Strategies Portfolio. If the quantitative models or data that are used in managing Income Strategies Portfolio prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and Income Strategies Portfolio may realize losses.

Income Strategies Portfolio’s allocation of assets among asset classes may hurt performance. The value of investments in Income Strategies Portfolio’s portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in Income Strategies Portfolio’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of Income Strategies Portfolio’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of Income Strategies Portfolio’s bond investments may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Income Strategies Portfolio may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Income Strategies Portfolio’s use of derivatives may increase the risk of investing in Income Strategies Portfolio by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile
The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial professional in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam Retirement Advantage Funds will be merged near the end of the target year of the Putnam Retirement Advantage Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.
Performance
Performance information will be available after the fund completes a full calendar year of operation.